Fair Value (Tables)	6 Months Ended	11 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Fair Value [Abstract]
Fair Value, By Balance Sheet Grouping

	October 31, 2015
	Fair Value Measurements Using Inputs Considered as
(in millions)	Level 1	Level 2	Level 3	Fair Value
Liabilities
Contingent consideration	$-	$-	$0.6	$0.6
Derivative instruments	-	19.8	-	19.8
Total	$-	$19.8	$0.6	$20.4

	April 30, 2015
	Fair Value Measurements Using Inputs Considered as
(in millions)	Level 1	Level 2	Level 3	Fair Value
Assets
Cash equivalents	$27.0	$-	$-	$27.0
Total	$27.0	$-	$-	$27.0

Liabilities
Derivative instruments	$-	$20.8	$-	$20.8
Total	$-	$20.8	$-	$20.8

	April 30, 2015
	Fair Value Measurements Using Inputs Considered as
	Level 1	Level 2	Level 3	Fair Value
(in millions)
Assets
Cash equivalents	$27.0	$-	$-	$27.0
Total	$27.0	$-	$-	$27.0

Liabilities
Derivative instruments	$-	$20.8	$-	$20.8
Total	$-	$20.8	$-	$20.8

	May 31, 2014
	Fair Value Measurements Using Inputs Considered as
(in millions)	Level 1	Level 2	Level 3	Fair Value
Assets
Cash equivalents	$209.5	$-	$-	$209.5
Total	$209.5	$-	$-	$209.5

Liabilities
Contingent consideration	$-	$-	$12.4	$12.4
Derivative instruments	-	16.1	-	16.1
Total	$-	$16.1	$12.4	$28.5

Reconciliation Of Level 3 Assets And Liabilities

Fair Value
Measurements Using
Significant
Unobservable Inputs
(in millions)	Level 3
Balance, April 30, 2015	$-
Total (gain) loss recorded in earnings	0.6
Balance, October 31, 2015	$0.6

Fair Value
Measurements Using
Significant
Unobservable Inputs
(in millions)	Level 3
Balance, May 31, 2012	$-
Contingent consideration	14.6
Total (gain) loss recorded in earnings	(1.4)
Balance, May 31, 2013	13.2
Settlements	(0.7)
Total (gain) loss recorded in earnings	(0.1)
Balance, May 31, 2014	12.4
Settlements	(8.5)
Total (gain) loss recorded in earnings	(3.9)
Balance, April 30, 2015	$-